Business Combinations - Narrative (Details) - USD ($)					3 Months Ended			5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 09, 2021	Apr. 27, 2021	Jan. 25, 2021	Nov. 20, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 21, 2021	May 14, 2021	Mar. 26, 2021	Jan. 04, 2021
Business Acquisition [Line Items]
Net cash acquired in acquisition of businesses									$ 4,263,000	$ 0		$ 3,508,113
Escrow deposit				$ 10
Percentage of ongoing operations of the combined entity	75.00%
Reverse recapitalization, goodwill recognized	$ 0
Reverse recapitalization, intangibles recognized	$ 0
RecapitalizationExchangeRatio	10.28
Acquisition-related expenses					$ 32,646,000		$ 0		35,339,000	0
Business combination acquisition related charges					$ 32,646,000		$ 0		$ 35,339,000	$ 0
Thrasys
Business Acquisition [Line Items]
Acquisition percentage				100.00%
Consideration paid, net of cash and restricted cash				$ 167,435,352
Net cash acquired in acquisition of businesses				2,483,628
Escrow deposit				$ 10,000,000.0
Escrow period (in months)				12 months
Goodwill tax deductible amount				$ 0
Change in net assets acquired and goodwill											$ 2,521,000
BHS
Business Acquisition [Line Items]
Acquisition percentage				100.00%
Consideration paid, net of cash and restricted cash				$ 15,770,325
Net cash acquired in acquisition of businesses				1,024,485
Goodwill tax deductible amount				0
Change in net assets acquired and goodwill											183,000
TTC
Business Acquisition [Line Items]
Acquisition percentage			100.00%
Consideration paid, net of cash and restricted cash			$ 45,900,000
Net cash acquired in acquisition of businesses			2,400,000
Goodwill tax deductible amount			$ 0
Change in net assets acquired and goodwill								$ 1,177,000			1,200,000
Glocal
Business Acquisition [Line Items]
Acquisition percentage													1.80%	1.00%	45.94%	2.80%
Consideration paid, net of cash and restricted cash				131,500,000								312,034
Net cash acquired in acquisition of businesses				$ 400,000
Goodwill tax deductible amount															$ 0
Change in net assets acquired and goodwill						$ 5,848,000					$ 5,800,000
Equity interest in acquiree, percentage				43.46%
Step acquisition, ownership percentage after transaction					92.20%	92.20%		92.20%	92.20%		92.20%				89.40%
Innovations Group
Business Acquisition [Line Items]
Acquisition percentage		100.00%
Consideration paid, net of cash and restricted cash		$ 169,800,000
Net cash acquired in acquisition of businesses		600,000
Goodwill tax deductible amount		$ 0
Cloudbreak
Business Acquisition [Line Items]
Consideration paid, net of cash and restricted cash	$ 142,000,000.0
Net cash acquired in acquisition of businesses	900,000
Goodwill tax deductible amount	$ 0
Thrasys and BHS [Member]
Business Acquisition [Line Items]
Acquisition-related expenses												860,017
Business combination acquisition related charges												$ 860,017